Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

13. Valuation and Qualifying Accounts

(in thousands)	Balance at Beginning of Period	Charged to Expense (Benefit)		Other		(Deductions) Recoveries		Balance at End of Period
2010
Allowance for Uncollectible Accounts	$1,592	$132		$—		$(174	)(1)	$1,550
Valuation Allowance for Deferred Tax Assets	$4,813	$670	(2)	$232	(3)	$—		$5,715
Inventory Reserve	$973	$434		$—		$(535	)(1)	$872

2009
Allowance for Uncollectible Accounts	$2,088	$(1,089)		$—		$593	(1)	$1,592
Valuation Allowance for Deferred Tax Assets	$2,374	$1,912	(2)	$527	(3)	$—		$4,813
Inventory Reserve	$875	$912		$21		$(835	)(1)	$973

2008
Allowance for Uncollectible Accounts	$1,666	$(267)		$—		$689	(1)	$2,088
Valuation Allowance for Deferred Tax Assets	$1,636	$1,124	(2)	$(386	)(3)	$—		$2,374
Inventory Reserve	$2,608	$284		$(69	)(3)	$(1,948	)(1)	$875

(1)	Represents amounts written off (recovered) during the period.
(2)	During 2010, 2009 and 2008, the Company recorded a non-cash charge to establish a valuation allowance against net operating losses specifically related to the Company's Canadian operations. See Note 2 for further discussion.
(3)	Represents impact of foreign exchange rates during the period.